UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

February 15, 2022
Date of Report

ACRES Realty Funding, Inc fka RCC Real Estate, Inc.
(Exact name of securitizer as specified in its charter)

025-01802	0001633209
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David J. Bryant, (516) 535-0015
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

INFORMATION TO BE INCLUDED IN THE REPORT
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), ACRES Realty Funding, Inc fka RCC Real Estate, Inc. has indicated by check mark that there is no activity for the annual period.
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was May 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 15, 2022	ACRES Realty Funding, Inc fka RCC Real Estate, Inc. (Securitizer)

	By:	/s/ David J. Bryant
Name: David J. Bryant
Title: Senior Vice President